PREFERRED STOCK	9 Months Ended	12 Months Ended
	Jul. 31, 2023	Oct. 31, 2022
Equity [Abstract]
PREFERRED STOCK

NOTE 7 – PREFERRED STOCK

The Company is authorized to issue 15,000,000 shares of preferred stock, par value $0.001.

Series A Preferred Stock

The Company is authorized to issue 10,000,000 shares of Series A preferred stock, par value $0.001. On October 14, 2019, the Company issued 10,000,000 shares of the Series A preferred stock to Custodian Ventures LLC, the company controlled by David Lazar, the Company’s former Chief Executive Officer for forgiveness of related party debt totaling $10,000. Subsequently, in private transactions, the 10,000,000 shares of Series A Preferred were transferred. On August 16, 2022, Wilhelm Cashen, the Company’s former Chief Executive Officer, returned his 5,000,000 Series A preferred stock to the Company’s treasury.

On January 24, 2023, the Company issued 5,000,000 shares of its Series A Preferred Stock to Mr. Owens, valued at $82,500 for patents specified in Note 5.

As of July 31, 2023 and October 31, 2022, the Company had 10,000,000 and 5,000,000 shares of Series A preferred stock issued and outstanding, respectively.

Note 7 – Preferred Stock

The Company is authorized to issue 15,000,000 shares of preferred stock, par value $001.

Series A Preferred Stock

The Company has designated 10,000,000 shares of Series A preferred stock, par value $0.001. On October 14, 2019, the Company issued 10,000,000 shares of the Series A preferred stock to Custodian Ventures LLC, the company controlled by David Lazar, the Company’s former Chief Executive Officer for forgiveness of related party debt totaling $10,000. Subsequently, in private transactions the 10,000,000 shares of Series A Preferred were transferred. On August 16, 2022, Wilhelm Cashen, the Company’s former Chief Executive Officer, returned his 5,000,000 Series A preferred stock to the Company’s treasury. As of October 31, 2022, 5,000,000 shares are titled to Donald Owens.

As of October 31, 2022 and October 31, 2021, the Company had 5,000,000 and 10,000,000 shares of preferred stock issued and outstanding, respectively.